NONCONTROLLING INTEREST (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Ordinary shares	Jan. 31, 2011 Dimension	Jan. 02, 2011 Dimension	Jan. 02, 2011 Dimension Ordinary shares	Jan. 31, 2011 Dimension Ordinary shares	Nov. 30, 2012 Dimension	Dec. 31, 2012 Dimension	Nov. 30, 2012 Dimension Ordinary shares	Sep. 30, 2012 Dimension Ordinary shares Request to return shares of the Company	Dec. 31, 2012 Harmonation	Dec. 31, 2011 Harmonation	Dec. 31, 2011 Yantai	Dec. 31, 2012 Wuxi
NONCONTROLLING INTEREST
Balance at the beginning of period	$ 343	$ 563											$ 343	$ 591	$ (28)
Dissolution of Yantai		32													32
Injection of a noncontrolling shareholder	1,102															1,102
Disposal of Dimension's share	3,387									3,387
Foreign currency translation adjustment	29	(19)								4			13	(15)	(4)	12
Net income	144	(233)	86							215			11	(233)		(82)
Balance at the end of the period	5,005	343	563							3,606			367	343		1,032
Percentage of equity interest acquired					100.00%	100.00%
Purchase consideration					14,500	14,496
Initial cash consideration					4,000	4,000
Initial consideration in ordinary shares				7,932,000			1,152,352	1,152,352
Fair value of ordinary shares, as of acquisition date, included in initial consideration							5,341	5,340
Ordinary shares returned in exchange for 35% ownership of Dimension											1,152,352	1,152,352
Ownership percentage exchanged with original shareholders for ordinary shares which were the share consideration									35.00%			35.00%
Fair value of the 35% ownership of Dimension											4,265
Fair value of ordinary shares exchanged for 35% ownership of Dimension											357
Non-cash compensation expense	$ 3,908										$ 3,908